PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Public Utilities, Property, Plant and Equipment [Abstract]
Schedule of Public Utility Property, Plant, and Equipment
Property, plant and equipment — net consisted of the following at December 31, 2017 and 2016:

(In millions)	2017	2016
Property, plant and equipment
Regulated Operating Subsidiaries:
Property, plant and equipment in service	$8,334	$7,715
Construction work in progress	546	455
Capital equipment inventory	74	74
Other	16	15
ITC Holdings and other	14	14
Total	8,984	8,273
Less: Accumulated depreciation and amortization	(1,675)	(1,575)
Property, plant and equipment — net	$7,309	$6,698